Interest-Bearing Deposits - Summary of Interest - Bearing Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Interest Bearing Deposits [Line Items]
Total interest-bearing deposits	$ 619,511	$ 485,766
Interest-bearing Deposits [Member]
Interest Bearing Deposits [Line Items]
Demand	243,467	161,838
Savings	252,712	196,367
In excess of $250,000	23,378	23,034
Other	99,954	104,527
Total interest-bearing deposits	$ 619,511	$ 485,766